PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Contingently returnable consideration assets (Note 4)	16,938	13,648	2,191
Indemnification assets from a business acquisition (Note 4(b))	4,009	4,460	716
Deposits for office leases	213	1,173	188
Advances to employees	386	293	47
Receivables from game developers	—	10,000	1,605
Interests receivable	—	553	89
Loan to a third party	—	3,040	488
Prepaid expenses	3,171	3,870	621
Others	249	349	56

Total	24,966	37,386	6,001